UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: December 31, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Capital West Asset Management
Address:    8400 East Prentice Avenue, Suite 1401
            Greenwood Village, CO 80111


13F File Number: 28-5781
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       John Riddle
Title      President/CEO
Phone      (303) 414-1100
Signature, Place, and Date of Signing:

_/s/_John_Riddle_ in Greenwood Village, CO on 1/28/2004


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total (x 1000): 96,105


List of Other Included Managers:
No.    13F File Number:      Name:
01     28-47829               Phoenix Investment Partners Ltd.

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------

ADOBE SYSTEMS INC              common           00724F101     2505    64090 SH       SOLE               64090
APOLLO GROUP                   common           037604105     3003    44292 SH       SOLE               44292
AVON PRODS INC                 common           054303102     2769    41035 SH       SOLE               41035
BAUSCH & LOMB                  common           071707103     2938    56600 SH       SOLE               56600
BEAR STEARNS                   common           073902108     2731    34165 SH       SOLE               34165
CISCO                          common           17275R102     2751   113520 SH       SOLE              113520
COSTCO WHOLESALE               common           22160K105     2925    78665 SH       SOLE               78665
COUNTRYWIDE FINANCIAL, CORP.   common           222372104     3027    39913 SH       SOLE               39913
DANAHER CORP                   common           235851102     2967    32335 SH       SOLE               32335
EDISON INTL                    common           281020107     3220   146850 SH       SOLE              146850
EMC CORPORATION                common           268648102      150    11585 SH       SOLE               11585
ENTERGY CORP                   common           29364G103     2587    45285 SH       SOLE               45285
FEDEX CORPORATION              common           31428X106     2520    37335 SH       SOLE               37335
FORTUNE BRANDS INC             common           349631101     3077    43035 SH       SOLE               43035
GENZYME CORP                   common           372917104     2999    60840 SH       SOLE               60840
GUIDANT CORP                   common           401698105     2742    45540 SH       SOLE               45540
HASBRO INC                     common           418056107     2561   120345 SH       SOLE              120345
INGERSOLL-RAND COMPANY LTD     common           G4776G101     3029    44620 SH       SOLE               44620
INTEL                          common           458140100     2618    81675 SH       SOLE               81675
ISHARES MSCI EAFE INDEX FUND   common           464287465      239     1744 SH       SOLE                1744
ISHARES RUSSELL MIDCAP INDEX   common           464287499      234     3489 SH       SOLE                3489
ISHARES S&P MIDCAP 400         common           464287507      234     2030 SH       SOLE                2030
KB HOME                        common           48666K109     2809    38735 SH       SOLE               38735
LEHMAN BROS HLDGS              common           524908100     2772    35895 SH       SOLE               35895
MCDONALDS                      common           580135101     2742   110420 SH       SOLE              110420
NIKE                           common           654106103     2991    43685 SH       SOLE               43685
NORDSTROM                      common           655664100     2729    79570 SH       SOLE               79570
OCCIDENTAL PETE CORP           common           674599105     3151    74590 SH       SOLE               74590
PACCAR                         common           693718108     2473    29055 SH       SOLE               29055
PHELPS DODGE                   common           717265102     3214    42240 SH       SOLE               42240
PROGRESSIVE CORP               common           743315103     3066    36680 SH       SOLE               36680
QLOGIC CORP                    common           747277101     2684    52055 SH       SOLE               52055
SUNOCO INC                     common           86764P109     3229    63120 SH       SOLE               63120
TEKTRONIX                      common           879131100     3301   104465 SH       SOLE              104465
V F CORP                       common           918204108     2894    66940 SH       SOLE               66940
VANGUARD TOTL STOCK MK VIPERS  common           922908769      240     2253 SH       SOLE                2253
VERITAS SOFTWARE               common           923436109     3252    87855 SH       SOLE               87855
WACHOVIA CORP                  common           929903102     2732    58640 SH       SOLE               58640